Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jul. 02, 2023
Current assets:
Cash and cash equivalents	$ 441,241	$ 77,585	$ 51,580
Accounts receivable, net	88,060	62,660	93,077
Inventories	41,380	31,624	43,172
Prepaid expenses and other current assets	90,421	80,897	84,808
Total current assets	661,102	252,766	272,637
Property and equipment, net:
Property and equipment, at cost	2,797,650	2,733,094	2,666,636
Accumulated depreciation	(1,467,779)	(1,447,861)	(1,410,480)
Total property and equipment, net	1,329,871	1,285,233	1,256,156
Goodwill	659,618	659,618	659,618
Intangible assets, net of accumulated amortization of $318, $306 and $295 as of June 30, 2024, December 31, 2023 and July 2, 2023, respectively	344,129	344,141	344,153
Right-of-use operating leases, net	141,598	134,857	154,182
Other assets, net	30,514	34,859	26,847
Total assets	3,166,832	2,711,474	2,713,593
Current liabilities:
Accounts payable	61,545	27,235	54,174
Accrued compensation, payroll taxes and benefits	22,824	18,957	21,571
Self-insurance reserves	64,767	64,605	68,633
Accrued interest payable	36,425	28,704	33,216
Other accrued liabilities	199,078	73,087	79,959
Deferred revenue	191,365	127,556	176,811
Short-term borrowings	205,000	180,000	169,000
Current portion of long-term debt	56,867	56,867	0
Short-term lease liabilities	10,769	10,514	11,730
Total current liabilities	848,640	587,525	615,094
Noncurrent liabilities:
Long-term debt	2,489,596	2,128,612	2,183,325
Long-term lease liabilities	167,335	155,335	163,950
Other long-term liabilities	23,236	27,263	29,077
Deferred income taxes	171,117	189,700	172,849
Total liabilities	3,699,924	3,088,435	3,164,295
Redeemable noncontrolling interests	544,234	520,998	544,764
Stockholders' deficit:
Preferred stock, $1.00 par value	0	0	0
Common stock, $0.025 par value, 280,000,000 shares authorized; 84,327,731, 84,124,014 and 83,464,774 shares issued and outstanding at June 30, 2024, December 31, 2023 and July 2, 2023, respectively	2,117	2,112	2,086
Capital in excess of par value	1,136,698	1,131,208	1,124,950
Accumulated deficit	(2,141,711)	(1,961,603)	(2,049,907)
Accumulated other comprehensive loss, net of tax	(74,430)	(69,676)	(72,595)
Total stockholders' deficit	(1,077,326)	(897,959)	(995,466)
Total liabilities and stockholders' deficit	$ 3,166,832	$ 2,711,474	$ 2,713,593